EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Earnings per share [abstract]
Earnings available to common shareholders	$ 174	$ 97	$ 269	$ 146
Common shares (millions):
Weighted average number of common shares outstanding	86.6	86.1	86.5	86.0
Dilutive stock options (in shares)	0.6	0.6	0.5	0.6
Diluted number of common shares	87.2	86.7	87.0	86.6
Earnings per common share:
Basic (in dollars per share)	$ 2.01	$ 1.13	$ 3.11	$ 1.70
Diluted (in dollars per share)	$ 2.00	$ 1.12	$ 3.09	$ 1.69